Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
2023	¥ 270,745
2024	232,942
2025	190,321
2026	142,645
2027	¥ 99,395